Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning	₩ 52,407	₩ (77,776)
Increase /decrease	297,276	168,125
Reclassified to gain or loss	(285,954)	(37,942)
Ending	63,729	52,407
Changes in investments in associates and joint ventures [member]
Beginning	4,023	(11,752)
Increase /decrease	3,723	15,775
Ending	7,746	4,023
Gain (loss) on derivatives valuation [member]
Beginning	(29,361)	(7,109)
Increase /decrease	273,137	15,690
Reclassified to gain or loss	(285,954)	(37,942)
Ending	(42,178)	(29,361)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	73,928	(52,100)
Increase /decrease	6,917	126,028
Ending	80,845	73,928
Exchange differences on translation for foreign operations [member]
Beginning	3,817	(6,815)
Increase /decrease	13,499	10,632
Ending	₩ 17,316	₩ 3,817